Group Information - Schedule of Direct or Indirect Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Principal activities	investment holding
Rococo | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rococo Holding Limited (“Rococo”)
Principal activities	Investment holding
Place of incorporation/registration	BVI
% equity/beneficial interest	100.00%
Rosenkavalier | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rosenkavalier Limited (“Rosenkavalier”)
Principal activities	Investment holding
Place of incorporation/registration	BVI
% equity/beneficial interest	100.00%
Gauguin | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Gauguin Limited (“Gauguin”)
Principal activities	Investment holding
Place of incorporation/registration	Hong Kong
% equity/beneficial interest	100.00%
Degas | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Degas Limited (“Degas”)
Principal activities	Investment holding
Place of incorporation/registration	Hong Kong
% equity/beneficial interest	100.00%
Kuke International | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Kuke International Technology (Beijing) Co., Ltd.* (“Kuke International”)
Principal activities	Investment holding
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%
Beijing Lecheng | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”)
Principal activities	Investment holding
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%
Naxos China | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”)
Principal activities	Distribution of commercial copyrights
Place of incorporation/registration	PRC
% equity/beneficial interest	51.00%
Beijing Kuke Music | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)
Principal activities	Distribution of commercial copyrights and provision of music education solutions
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%
BMF Culture | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”)
Principal activities	Distribution of commercial copyrights and provision of services related to music events
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%
Group | Rococo | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rococo
Principal activities	Investment holding
Place of incorporation/registration	BVI
% equity/beneficial interest	100.00%	100.00%
Group | Rosenkavalier | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rosenkavalier
Principal activities	Investment holding
Place of incorporation/registration	BVI
% equity/beneficial interest	100.00%
Group | Gauguin | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Gauguin
Principal activities	Investment holding
Place of incorporation/registration	Hong Kong
% equity/beneficial interest	100.00%	100.00%
Group | Degas | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Degas
Principal activities	Investment holding
Place of incorporation/registration	Hong Kong
% equity/beneficial interest	100.00%
Group | Kuke International | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Kuke International
Principal activities	Investment holding
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%	100.00%
Group | Beijing Lecheng | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Lecheng
Principal activities	Investment holding
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%
Group | Naxos China | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Naxos China
Principal activities	Distribution of commercial copyrights
Place of incorporation/registration	PRC
% equity/beneficial interest	51.00%	51.00%
Group | Beijing Kuke Music | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Kuke Music
Principal activities	Distribution of commercial copyrights and provision of music education solutions
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%	100.00%
Group | BMF Culture | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	BMF Culture
Principal activities	Distribution of commercial copyrights and provision of services related to music events
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%